Exhibit 99.2 Schedule 3

Exception Level
Run Date - 3/18/2024
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
RH0FCOUSNY0	XX	XX		Credit	Credit	Resolved	Resolved	RH0FCOUSNY0-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The subject property consists of seven properties; however, the recorded Mortgage (p.13) only lists two of them and the Exhibit A attached to the recorded Mortgage, listed as page 17 of 17 on the recorder of Deeds header, only has two of the seven properties (p.28). Not all properties were included on the recorded Mortgage.		9/21/2023: RESPONSE: Uploaded into One Drive please see our Initial 3 Deeds of Trust indicating all the 7 properties that were drawn for this loan, Uploaded the Recorded DOT's on all properties.	9/XX/2023: Resolved. Provided three recorded DOT's that encompass all seven properties.	9/XX/2023: Resolved. Provided three recorded DOT's that encompass all seven properties.
RH0FCOUSNY0	XX	XX		Credit	Credit	Resolved	Resolved	RH0FCOUSNY0-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The subject property consists of seven properties; however, the recorded Mortgage (p.13) only lists two of them and the Exhibit A attached to the recorded Mortgage, listed as page 17 of 17 on the recorder of Deeds header, only has two of the seven properties (p.28). Not all properties were included on the recorded Mortgage.		9/21/2023: RESPONSE: Uploaded into One Drive please see our Initial 3 Deeds of Trust indicating all the 7 properties that were drawn for this loan, Uploaded the Recorded DOT's on all properties.	9/XX/2023: Resolved. Provided three recorded DOT's that encompass all seven properties.	9/XX/2023: Resolved. Provided three recorded DOT's that encompass all seven properties.
RH0FCOUSNY0	XX	XX		Credit	Credit	Resolved	Resolved	RH0FCOUSNY0-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Lending Policy Supplement states for loans on improved properties, they are required to have hazard insurance with coverage equating to replacement cost as determined by the appraisal. The loan file contains AAR's for each property that do not give a replacement cost. The hazard insurance coverage amount for all seven properties is $XX (p.250). The loan file does not contain evidence this is sufficient coverage equating to replacement cost as required.		9/21/2023: RESPONSE: Insurance coverage was based on the repair value listed on each homegenius report. The active policy has a total coverage of $XX Uploaded policy in One Drive.	9/XX/2023: Resolved. Provided an updated policy with total coverage of $XX for all seven properties.	9/XX/2023: Resolved. Provided an updated policy with total coverage of $1,437,000 for all seven properties.
RH0FCOUSNY0	XX	XX		Valuation	Doc Issue	Active	2: Acceptable with Warnings	RH0FCOUSNY0-7L11HSSH	Appraisal is stale dated without recertification i	* Appraisal is stale dated without recertification in file (Lvl 2)	Lending Policy Supplement states appraisals for 1-4 units should be no older than 90 days. The appraisals for the following properties exceed the 90 day requirement: XX	67.121% LTV (7.878% below maximum per guidelines)	9/21/2023: RESPONSE: Verbal approval was given prior to funding by SCO to utilize the appraisals as they were less than 4 months old and the stabilized DSCR above 1.20x	9/XX/2023: Remains. Written approved exception allowing for appraisal older than 90 days is required.	9/XX/2023: Remains. Written approved exception allowing for appraisal older than 90 days is required.
FJTIU4YUQP2	XX	XX		Credit	Credit	Resolved	Resolved	FJTIU4YUQP2-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	Lending Policy Supplement states Construction loans require builders risk insurance with coverage equating to the full rehab budget amount (excluding soft costs). The loan file is missing the required builders risk insurance policy.		9/20/2023: Uploaded into One Drive please find the Builder’s Risk insurance with coverage equating to the full rehab budget amount. Please note all xx loans have a master policy insurance that has sufficient coverage on all of their loans.	9/XX/2023: Resolved. Provided builders risk.	9/XX/2023: Resolved. Provided builders risk.
1520WRC0QBE	XX	XX		Credit	Credit	Resolved	Resolved	1520WRC0QBE-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	Lending Policy Supplement states Construction loans require builders risk insurance with coverage equating to the full rehab budget amount (excluding soft costs). The loan file is missing the required builders risk insurance policy.		9/20/2023: Uploaded into One Drive please find the Builder’s Risk insurance with coverage equating to the full rehab budget amount. Please note all xx loans have a master policy insurance that has sufficient coverage on all of their loans.	9/XX/2023: Resolved. Builders Risk provided.	9/XX/2023: Resolved. Builders Risk provided.
XOFJEX5LAEB	XX	XX		Credit	Credit	Resolved	Resolved	XOFJEX5LAEB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing the XX Review for property XX.		9/20/2023: Uploaded into One Drive please find the HouseCanary Review for property xx	9/XX/2023: Resolved. ProvidedXX for XX	9/XX/2023: Resolved. Provided XX for XX
V0HAI1DRLKF	XX	XX	Credit	Insurance	Active	2: Acceptable with Warnings	V0HAI1DRLKF-7V8G8MVK	HOI	* Hazard Insurance (Lvl 2)	The policy indicates Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount. The file included evidence of liability coverage; however, builders risk was not provided.	81.691% LTC (8.3% below guideline maximums)	9/22/2023: Uploaded into One Drive please find approval from management that indicates no Builder's Risk required at time of funding but a Draw Hold can be placed for it. The Builders risk is required on ground up construction when they hit the “vertical” construction phase of the project. It is not required while they are working on the “horizontal” phase. Therefore, we place a draw hold for the construction department to request proof of the insurance once the vertical construction has started.	9/XX/2023: Remains. Provided an email chain dated 12/XX/2022 stating "On the Builders Risk, we do need it but we can do a Draw Hold for it". The Supplemental Policy states the builders risk insurance is not required to be in place at initial funding but is required prior to commencement of construction. Based on the provided email and the Supplemental Policy, the builders risk is required.
9/XX/2023: Remains. Provided an email chain dated 12/XX/2022 stating "On the Builders Risk, we do need it but we can do a Draw Hold for it". The Supplemental Policy states the builders risk insurance is not required to be in place at initial funding but is required prior to commencement of construction. Per the building timeline in the file (p.315), the Vertical Construction was slated to begin 4/XX/2023; therefore, builders risk should be in place.	9/XX/2023: Remains. Provided an email chain dated 12/XX/2022 stating "On the Builders Risk, we do need it but we can do a Draw Hold for it". The Supplemental Policy states the builders risk insurance is not required to be in place at initial funding but is required prior to commencement of construction. Based on the provided email and the Supplemental Policy, the builders risk is required.
9/XX/2023: Remains. Provided an email chain dated 12/XX/2022 stating "On the Builders Risk, we do need it but we can do a Draw Hold for it". The Supplemental Policy states the builders risk insurance is not required to be in place at initial funding but is required prior to commencement of construction. Per the building timeline in the file (p.315), the Vertical Construction was slated to begin 4/XX/2023; therefore, builders risk should be in place.
U5T1HPD2IVP	XX	XX		Credit	Credit	Resolved	Resolved	U5T1HPD2IVP-212UC3YR	Missing Appraisal	* Missing Appraisal (Lvl R)	The file is missing the appraisal. Additionally, the file does not include an acceptable secondary value from an approved vendor.		9/20/2023: Uploaded into One Drive please find the Appraisal report for the property.	9/XX/2023: Resolved. Provided the appraisal.	9/XX/2023: Resolved. Provided the appraisal.
05P5E1ZERAC	XX	XX	Credit	Insurance	Active	2: Acceptable with Warnings	05P5E1ZERAC-7V8G8MVK	HOI	* Hazard Insurance (Lvl 2)	The policy requires Bridge loans for vacant land are required to have general liability insurance equating to $1MM per occurrence and $2MM in aggregate. The subject property will be completed demolished and new construction built. The appraised value is for the land alone. The file did not include evidence of general liability coverage.	72.44% LTV (12% below maximum per guidelines)	9/22/2023: Please note the borrower chose to get hazard even though it was not a requirement, therefore nullifying the need for liability insurance.	9/XX/2023: Remains. Final funding worksheet required hazard insurance as there is an existing SFR. Lending policy states Bridge loans for improved property are required to have hazard insurance policy equated to replacement cost. The file contains a Replacement Cost Estimate (p.107) showing replacement cost of $XX and the hazard insurance policy is for $200,000.
9/XX/2023: Remains. Hazard insurance obtained is not sufficient. Lending policy states Bridge loans for improved property are required to have hazard insurance policy equated to replacement cost. The file contains a Replacement Cost Estimate (p.107) showing replacement cost of $223,471.88 and the hazard insurance policy is for $200,000.	9/XX/2023: Remains. Final funding worksheet required hazard insurance as there is an existing SFR. Lending policy states Bridge loans for improved property are required to have hazard insurance policy equated to replacement cost. The file contains a Replacement Cost Estimate (p.107) showing replacement cost of $XX and the hazard insurance policy is for $200,000.
9/XX/2023: Remains. Hazard insurance obtained is not sufficient. Lending policy states Bridge loans for improved property are required to have hazard insurance policy equated to replacement cost. The file contains a Replacement Cost Estimate (p.107) showing replacement cost of $223,471.88 and the hazard insurance policy is for $200,000.
5W4IERJ1EMB	XX	XX		Credit	Insurance	Resolved	Resolved	5W4IERJ1EMB-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The policy requires Bridge loans for vacant land are required to have general liability insurance equating to $1MM per occurrence and $2MM in aggregate. The subject property will be completed demolished and new construction built. The appraised value is for the land alone. The file did not include evidence of general liability coverage		9/21/2023: Please note the borrower chose to get hazard even though we didn’t require it, thus nullifying the need for liability.	9/XX/2023: Resolved. Supplement statesm Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost. Per the appraisal (p.911) the site is currently improved with 3 existing dwellings and garages with an insurable replacement cost of $XX (p.982). The hazard insurance policy in the file (p.142) is for $XX, which is sufficient.	9/XX/2023: Resolved. Supplement statesm Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost. Per the appraisal (p.911) the site is currently improved with 3 existing dwellings and garages with an insurable replacement cost of $XX (p.982). The hazard insurance policy in the file (p.142) is for $XX, which is sufficient.
HS2XSVLBYZQ	XX			Credit	Credit	Resolved	Resolved	HS2XSVLBYZQ-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Supplemental policies require the insurance premium to be paid in full. The loan file contains an email (p.156) stating the first month premium was paid and they are making monthly payments and only master insurance policies are approved to pay its premium monthly. The subject policy is not a master insurance policy. The loan file does not contain an approved exception allowing for monthly installments.		2/15/2024: Uploased into One Drive please find evidence that the Insurance is under a Master Policy and tehrefore we do not require the payment to be made in Full.	2/XX/2024: Resolved.	2/XX/2024: Resolved.
PJ45WFUQ3WT	XX	XX		Credit	Legal Docs	Resolved	Resolved	PJ45WFUQ3WT-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	The file is missing the repayment guaranty for the two individuals.		9/20/2023: Uploaded into One Drive please find the Repayment Guaranty for XX. Only one repayment Guaranty is requried for this loan. The carveout guranty is for the two individuals.	9/XX/2023: Resolved. Carveout Guarantys for both individuals are in the file (p.775, 790)	9/XX/2023: Resolved. Carveout Guarantys for both individuals are in the file (p.775, 790)
IOIDAFDLKBK	XX			Credit	Credit	Resolved	Resolved	IOIDAFDLKBK-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Per the final funding worksheet (p.127), the subject was approved as a five year long term rental hold (LTRH) loan for a duplex structured according to the LTRH guidelines approved March 2023. Audit does not have access to these guideline. Provided cited guidelines that are addressed.		2/22/2024: Uploaded into One Drive please find the Guidelines for the Rental Hold Transactions that allow a 10 year loan.	2/XX/2024: Remains. Provided undated rental hold guidelines. According to the final funding worksheet the loan was structured according to the LTRH guidelines approved March 2023. The guidelines provided are not dated within the document.	2/XX/2024: Resolved. Provided undated rental hold guidelines.
IOIDAFDLKBK	XX	Credit	Credit	Resolved	Resolved	IOIDAFDLKBK-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal consists of 12 non-contiguous parcels, with one of them being the subject property. There is an overall as is value for all of the properties given of $XX; however, the appraisal is missing the breakdown of value for each property individually to verify the as is value of $XXfor the subject per the final funding worksheet.	2/22/2024: The properties are all valued together as a rental portfolio. There are 2 income approaches, 1. As student housing 2. As long term rentals
													The value is based on the portfolio as a whole, so there are not individual values.	2/XX/2024: Resolved	2/XX/2024: Remains. The lender states The value is based on the portfolio as a whole, so there are not individual values; however, the appraisal is for 12 parcels with a total value of $XX and the subject loan is secured by only one of those 12 parcels. Per the final funding worksheet, the as is value for the subject parcel is $XX; however, the appraisal does not give a breakdown of each of the 12 parcels to determine how the subject parcel value of $XX was obtained.
WZZHIX1CWWE	XX	XX		Credit	Insurance	Resolved	Resolved	WZZHIX1CWWE-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan file is missing proof the Builders Risk insurance is paid. Payment is not reflected on the HUD.		Please note, XX is under a Master Policy and we do not require premium to be paid in full on the HUD as sponsor pays it monthly.	1.18.2024: Resolved. Please note, XX is under a Master Policy and we do not require premium to be paid in full on the HUD as sponsor pays it monthly.	1.18.2024: Resolved. Please note, XX is under a Master Policy and we do not require premium to be paid in full on the HUD as sponsor pays it monthly.
WZZHIX1CWWE	XX	XX		Credit	Credit	Resolved	Resolved	WZZHIX1CWWE-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The subject loan has 3 Guarantors, XX. The loan file contains the Repayment Guarantees for XX p.1307. The loan file is missing the Repayment Guarantees for XX.		Please note the loan file does not have repayment guaranty on all borrower's. It has a repyament Guaranty for XX and Carveouts Guaranty for SXX	1.18.2024: Resolved. Please note the loan file does not have repayment guaranty on all borrower's. It has a repyament Guaranty for XX and Carveouts Guaranty for XX	1.18.2024: Resolved. Please note the loan file does not have repayment guaranty on all borrower's. It has a repyament Guaranty for XX and Carveouts Guaranty for XX
2BVQOZKBWMK	XX	XX		Credit	Credit	Resolved	Resolved	2BVQOZKBWMK-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	The policy allows for a maximum LTV of 75%. The loan closed with a 75.07% LTV ($XX)		9/21/2023: Please note, our loan amount is $XX and not $XX as calcualted by Recovco. XX= 75% LTV	9/XX/2023: Resolved. LTV is 75% ($XX)	9/XX/2023: Resolved. LTV is 75% ($XX)
VQOD5A3VANZ	XX	XX		Credit	Legal Docs	Resolved	Resolved	VQOD5A3VANZ-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	The file is missing the repayment guaranty for the two personal individual guarantors.		9/20/2023: Uploaded into One Drive please find the Repayment Guaranty for XX. Only one repayment Guaranty is requried for this loan. The carveout guranty is for the two individuals.	9/XX/2023: Resolved. Carveout Guarantys for individuals are in the file (p.940, 955)	9/XX/2023: Resolved. Carveout Guarantys for individuals are in the file (p.940, 955)
ZQN3DU5O5LE	XX			Credit	Credit	Resolved	Resolved	ZQN3DU5O5LE-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final Settlement Statement is not signed by the borrower or signed/stamped by the settlement agent.			2/XX/2024: Resolved. Provided the requested document.	2/XX/2024: Resolved. Provided the requested document.
ZQN3DU5O5LE	XX			Compliance	Compliance	Resolved	Resolved	ZQN3DU5O5LE-8JCFBMQ1	Missing Seller CD	* Missing Seller CD (Lvl R)	The loan file is missing the seller side of the final Settlement Statement.			2/XX/2024: Resolved. Provided the requested document.	2/XX/2024: Resolved. Provided the requested document.
CEXAJYUI0Y2	XX			Credit	Credit	Resolved	Resolved	CEXAJYUI0Y2-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Lending policy supplement states the coverage must meet the appraisal replacement cost new or have replacement cost new verbiage on the policy. The loan file contains AAR reports that do not include replacement cost new and the policy does not have the replacement cost verbiage and the file does not contain a replacement cost estimate for the properties to verify sufficient coverage was obtained.		2/21/2024: Please note the combined coverage on the insurance is $XXwhich is mor than our loan amount of $XX and sifficient coverage for XX.	2/XX/2024: Resolved.	2/21/2024: Resolved.
LIOFHYUD1AK	XX	XX		Credit	Credit	Resolved	Resolved	LIOFHYUD1AK-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl R)	The lending policy (pg 14-15) allows a max LTV of 80% for multifamily properties. Additionally, the policy indicates or bridge loans where loan proceeds will be used solely for the purpose of acquiring property (or 15 refinancing a property within 180 days of the borrower’s acquisition date where that property has not undergone any material improvements), value is the lower of the appraised as-is value or the acquisition cost. The as is value per the appraisal is $XX and the acquistion cost is $XX (pp $XX). The lender used the value of $XX. Using the lower as is value of $XX results in a LTV of 98.28%.		The As Is value at the time of origination was $XX as indicated in the finding. The $XX value is an “adjusted value” that considers a city impact fee against the property for over $XX dollars. The Borrower agreed to set aside $2,000,000 into a Credit Holdback for the purpose of paying that impact fee at the appropriate time. Therefore there was no need to use the lower adjusted value.	1.18.2024: Resolved. The As Is value at the time of origination was $XX as indicated in the finding. The $XXvalue is an “adjusted value” that considers a city impact fee against the property for over $1.9 million dollars. The Borrower agreed to set aside $2,000,000 into a Credit Holdback for the purpose of paying that impact fee at the appropriate time. Therefore there was no need to use the lower adjusted value.	1.18.2024: Resolved. The As Is value at the time of origination was $XX as indicated in the finding. The $XX value is an “adjusted value” that considers a city impact fee against the property for over $1.9 million dollars. The Borrower agreed to set aside $2,000,000 into a Credit Holdback for the purpose of paying that impact fee at the appropriate time. Therefore there was no need to use the lower adjusted value.
VREZEDM4SVL	XX	XX		Credit	Credit	Resolved	Resolved	VREZEDM4SVL-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the fully executed contract of sale.		10.11.2023: The lender provided the fully executed contract of sale.	10.11.2023: Resolved. The lender provided the fully executed contract of sale.	10.11.2023: Resolved. The lender provided the fully executed contract of sale.
NVKTX5GW4R2	XX			Credit	Credit	Resolved	Resolved	NVKTX5GW4R2-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The loan file is missing evidence the builders risk policy is paid in full.		2/22/2024: Please note XX is under a Master Policy and GC does not require premium to be paid in full on the HUD as sponsor pays it monthly.	2/XX/2024: Resolved.	2/XX/2024: Resolved.
OEDVYNN5JOW	XX	XX		Credit	Credit	Resolved	Resolved	OEDVYNN5JOW-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The policy supplement requires Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The loan file is missing a copy of the hazard policy. The final HUD settlement statement does not indicate a premium was included.		Evidence of insurance was provided reflecting replacement cost.	1.18.2024: Resolved. Evidence of insurance was provided reflecting replacement cost.	1.18.2024: Resolved. Evidence of insurance was provided reflecting replacement cost.
JYEDVJSJ5VZ	XX	XX		Credit	Credit	Resolved	Resolved	JYEDVJSJ5VZ-EPL92N3P	Purchase Contract	* Purchase Contract (Lvl R)	The purchase contract is not executed by the seller.		Please find the fully executed Purchase contract by all parties along with all the amendments.	1.18.2024: Resolved. Please find the fully executed Purchase contract by all parties along with all the amendments.	1.18.2024: Resolved. Please find the fully executed Purchase contract by all parties along with all the amendments.
SSTBQ4VOE4B	XX	XX		Credit	Legal Docs	Resolved	Resolved	SSTBQ4VOE4B-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	The file is missing the Repayment Guaranty.		Please find the repayment Guaranty for the borrower.	1.18.2024: Resolved. Please find the repayment Guaranty for the borrower.	1.18.2024: Resolved. Please find the repayment Guaranty for the borrower.
RUNF41G212F	XX	XX		Credit	Insurance	Active	2: Acceptable with Warnings	RUNF41G212F-7V8G8MVK	HOI	* Hazard Insurance (Lvl 2)	The lending supplement policy Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount. The remaining construction cost are $XX, the Builders Risk reflects coverage of $XX.	75% LTC (15% leass than the maximum per guidelines)	Per management approval coverage of XX was sufficient and the insurance coverage is $XX. This is by removing the soft cost but keeping in the contingencies and the outside entertainment.	1.18.2024: Exception Acknowledged. EV2. Per management approval coverage of $XX was sufficient and the insurance coverage is $XX. This is by removing the soft cost but keeping in the contingencies and the outside entertainment.	1.18.2024: Exception Acknowledged. EV2. Per management approval coverage of $XX was sufficient and the insurance coverage is $XX. This is by removing the soft cost but keeping in the contingencies and the outside entertainment.
OMRQ0SSPOQ0	XX	XX		Credit	Insurance	Resolved	Resolved	OMRQ0SSPOQ0-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan file contains Builders Risk insurance p.163 with $2,500,000 per structure. The subject is a Bridge loan. Per Policies, Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. Bridge loans for vacant land are required to have general liability insurance equating to $1MM per occurrence and $2MM in aggregate. The loan file is missing proof the Builder Risk insurance is paid.		Please note, XX is under a Master Policy and we do not require premium to be paid in full on the HUD as sponsor pays it monthly.	1.18.2024: Resolved. Please note, XX is under a Master Policy and we do not require premium to be paid in full on the HUD as sponsor pays it monthly.	1.18.2024: Resolved. Please note, XX is under a Master Policy and we do not require premium to be paid in full on the HUD as sponsor pays it monthly.
MCK5J3IHVNE	XX			Credit	Credit	Active	2: Acceptable with Warnings	MCK5J3IHVNE-J58WIE7P	Appraisal is 4 months after Note Date	* Appraisal is 4 months after Note Date (Lvl 2)	The policy indicates the appraisal report generally should not be older than 3 months (90 days) at closing. The original loan file contains an email from management approving the use of the previous appraisal dated 8/XX/2023 from CBRE for the subject refinance.	68% LTC (22% leass than the maximum per guidelines)
GCRW3XDZ55H	XX	XX		Credit	Insurance	Resolved	Resolved	GCRW3XDZ55H-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan file contains Builders Risk insurance p.128 with $2,500,000 per structure. The subject is a Bridge loan. Per Policies, Bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. Bridge loans for vacant land are required to have general liability insurance equating to $1MM per occurrence and $2MM in aggregate. The loan file is missing proof the Builder Risk insurance is paid.		1/31/2024: Please note, XX is under a Master Policy and we do not require premium to be paid in full on the HUD as sponsor pays it monthly.	1/XX/2023: Resolved.	1/XX/2023: Resolved.
AIJTLJWPYPT	XX			Credit	Credit	Active	2: Acceptable with Warnings	AIJTLJWPYPT-JUE6HQKJ	Matured Loan	* Matured Loan (Lvl 2)	The exception for extending the matured date of the Note is missing from the loan file.	85% LTC(5% below the maximum per guidleines) Seasoned investor
IRDBZNWZ2S3	XX			Credit	Guidelines	Resolved	Resolved	IRDBZNWZ2S3-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.			2/XX/2024: Resolved. Provided evidence 120 months is allowed	2/XX/2024: Resolved. Provided evidence 120 months is allowed
IRDBZNWZ2S3	XX			Credit	Legal Docs	Resolved	Resolved	IRDBZNWZ2S3-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	The file is missing the repayment guaranty for the guarantors.			2/XX/2024: Resolved. Provided required documents.	2/XX/2024: Resolved. Provided required documents.
Q2SMB0GLWFX	XX	XX		Credit	Insurance	Resolved	Resolved	Q2SMB0GLWFX-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance policy (p.944) is missing the property located at XX.		Uploaded into One Drive pleas find the Hazards insurance policy for XX.	10/XX/2023: Cleared. Received evidence of property insurance effective date 4/XX/2023-4/XX/2024 for $xx with loss of rents $9,000.	10/XX/2023: Cleared. Received evidence of property insurance effective date 4/XX/2023-4/XX/2024 for $xx with loss of rents $9,000.
N3A5PIUBM5D	XX			Valuation	Doc Issue	Resolved	Resolved	N3A5PIUBM5D-7L11HSSH	Appraisal is stale dated without recertification i	* Appraisal is stale dated without recertification in file (Lvl R)	Per Supplemental Policy, appraisal approved time period for a 1-4 unit is 90 days or less and with management approval can be up to 180 days. The appraisal is dated 8/XX/2022 which is 97 days prior to the Note date. The loan file is missing management approval allowing it to exceed the 90 days.			2/XX/2024: Resolved. Provided requested document.	2/XX/2024: Resolved. Provided requested document.
HWM4F0VTV4V	XX			Credit	Appraisal	Resolved	Resolved	HWM4F0VTV4V-TZFVVDHL	Missing Market Rent / Operating Agreement	* Missing Market Rent / Operating Agreement (Lvl R)	The Doc Order / Funding Worksheet on page 133 indicates market rent of $XX/year. The loan file is missing documentation verifying the market rent.		2/23/2024: Uploased into One Drive please find the Lease Agreeement as requested.	2/XX/2024: Resolved. Market rent on AAR	2/XX/2024: Resolved. Market rent on AAR
HWM4F0VTV4V	XX	Credit	Guidelines	Resolved	Resolved	HWM4F0VTV4V-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The DSCR calculation during the audit review .939%. Per the guidelines on page 11 -12, the DSCR limit is 1.10%. According to the Doc Order / Funding Worksheet on page 134 the expenses is $4,697. The insurance binder on page 133 indicates a premium of $XX/year. Combined with the flood insurance and the taxes the total expenses calculated during audit is $10,280.04.	2/21/2024: Please note the notes on the funidng sheet were completed by the Loan Officer initialy and was not revised after the loan calcuations were completed. Please see calcuations below and note loan meets guidelines. The DSCR limit is 1.10% and we are over our DSCR at 1.26%.

Gross rental income = $23,940
Taxes= $1,130 per year
Ins= $1,800 per year
5% Vacancy= $1,197

NOI= $19,813 per year
Debt Service at 8.08% = $15,668 per year

													DSCR= 1.26, over the minimum required per guidelines	2/XX/2024: Resolved. DSCR is within policy.	2/XX/2024: Resolved. DSCR is within policy.
H4EHJHPP0L3	XX	XX		Credit	Credit	Resolved	Resolved	H4EHJHPP0L3-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Per the final funding worksheet (p.3959), all properties are stabilized. The loan file is missing the rental leases for the following properties: XX		10.11.2023: Missing leases were provided by the Lender.	10.11.2023: Resolved.	10.11.2023: Resolved.
H4EHJHPP0L3	XX	XX		Credit	Credit	Active	2: Acceptable with Warnings	H4EHJHPP0L3-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl 2)	Supplemental Policy states bridge loans for improved properties are required to have hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The loan file does not contain appraisal; however, has AAR reports that do not give the replacement cost for each property. Additionally, the file does not have a replacement cost estimate provided for each property and the Hazard Insurance policies give the limit value for each property; however, does not state if it is Guaranteed Replacement cost. Audit is unable to determine if hazard insurance has sufficient coverage for all 36 properties.	62.63% LTC (12.4% below the maximun per guidelines) All properties are complete and stabalized Seaoned invvestor	10.11.2023: Lender provided approval from management to have a total hazard insurance coverage of $XX along with the hazard insurance attached. we have sufficient hazard insurance coverage	10.11.2023: Acknowledged approved exception.	10.11.2023: Acknowledged approved exception.
SC2V4P2B2OO	XX			Credit	Credit	Resolved	Resolved	SC2V4P2B2OO-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Lending Policy Supplement states bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The appraisal does not reflect the replacement cost and the Master policy in the file (p.95) does not state it has replacement coverage.		2/23/2024: Uploaded into One Drive please find the insurance policy that shows we have enough coverage for this Condo property. The Property is a Condo and the replacement cost does not apply because you can’t replace a single unit on it’s own. The HOA determines how much they need for their master policy to replace the whole structure (multiple units). We don’t have a say in that since we don’t encumbers all the units in the complex.	2/XX/2024: Remains. Provided the Master policy; however, it does not contain the replacement cost coverage verbiage. 2/XX/2024: Resolved.	2/XX/2024: Remains. Provided the Master policy; however, it does not contain the replacement cost coverage verbiage. 2/XX/2024: Resolved.
RWEMMDI0IWS	XX			Credit	Credit	Resolved	Resolved	RWEMMDI0IWS-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final Settlement Statement is not signed by the borrower or stamped/signed by the settlement agent.			2/XX/2024: Resolved. Provided required document	2/XX/2024: Resolved. Provided required document
RWEMMDI0IWS	XX			Credit	Credit	Active	2: Acceptable with Warnings	RWEMMDI0IWS-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl 2)	Supplemental policy states bridge loans for improved properties are required to have an insurance policy with coverage equating to replacement cost as determined by the appraisal or with guaranteed replacement coverage verbiage. The appraisal does not have the replacement cost value and the file does not have a replacement cost estimate and the policy does not have guaranteed replacement coverage verbiage.	75% LTC (10% below the maximum per guidelines)	2/21/2024: Per Management discretion, the coverage amount of $321 per square foot was determined to be sufficient for the current structure if they were to rebuild it. Most luxury homes have valuations of around $300 per square foot. As this is not a luxury home at the time of the loan we determined it was more than enough coverage.	2/XX/2024: Management discretion accepted coverage amount of $321/square foot.	2/XX/2024: Management discretion accepted coverage amount of $321/square foot.
RWCAQLTSY0B	XX			Credit	Legal Docs	Resolved	Resolved	RWCAQLTSY0B-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	The file is missing the repayment guaranty for the 3 guarantors.			2/XX/2024: Resolved. Provided requested documents.	2/XX/2024: Resolved. Provided requested documents.
RWCAQLTSY0B	XX			QC Custom	Credit	Resolved	Resolved	RWCAQLTSY0B-KDBV6AWX	Missing Appraisal	* Missing Appraisal (Lvl R)	The file is missing the appraisal for XX confirming an appraised value of $XX.			2/XX/2024: Resolved. Provided requested document	2/XX/2024: Resolved. Provided requested document
SEAHQ03NDGI	XX	XX		Credit	Credit	Resolved	Resolved	SEAHQ03NDGI-3MGROFI3	Title issue	* Title issue (Lvl R)	The preliminary title (p.222) reflects a policy amount of $XX; however, the final title policy issued 5/XX/2023 lists the amount of insurance as $0.00.		10/5/2023:. Title Policy provided	10/XX/2023: Resolved. Title Policy provided	10/XX/2023: Resolved. Title Policy provided
BN0CNTUJV4B	XX			Credit	Guidelines	Resolved	Resolved	BN0CNTUJV4B-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.			2/XX/2024: Resolved. Provided evidence 10 year loan is allowed.	2/XX/2024: Resolved. Provided evidence 10 year loan is allowed.
B5DPKAEU4H4	XX			Credit	Guidelines	Resolved	Resolved	B5DPKAEU4H4-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.			2/XX/2024: Resolved. Provided documentation showing 120 month term is allowed.	2/XX/2024: Resolved. Provided documentation showing 120 month term is allowed.
4WKGEHLI4GG	XX			Credit	Guidelines	Resolved	Resolved	4WKGEHLI4GG-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The policy allows for Rent Hold transaction, have a term not to exceed 36 months post-conversion, total term up to 60 months. The note confirms the term is 120 months.		2/22/2024: Uploaded into One Drive please find the Guidelines for the Rental Hold Transactions that allow a 10 year loan	2/XX/2024: Resolved. Provided guidelines allowing for up to 10 year term	2/XX/2024: Resolved. Provided guidelines allowing for up to 10 year term
KF5CMBFHA5A	XX			Credit	Credit	Resolved	Resolved	KF5CMBFHA5A-H24EV2N2	Lender Approval	* Lender Approval (Lvl R)	The Sponsor approval expired 08/XX/2022 and the subject Note date is 6/XX/2023.		2/21/2024: Sponsor approval: Please note our records show sponsor was renewed and approved 2/1/2023, approval uploaded into One Drive.	2/XX/2024: Resolved. Entity expiration date is 2/XX/2024	2/XX/2024: Resolved. Entity expiration date is 2/XX/2024
KF5CMBFHA5A	XX			Valuation	Doc Issue	Resolved	Resolved	KF5CMBFHA5A-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	All of the HouseCanary reviews are missing the bedroom and bathroom count and how many units the residence has. All of the reports reflects insufficient data for bedroom count, months of supply, days on market, comparable home price trend. The file did not include additional information to confirm the missing documentation.		2/21/2024: Appraisal Response: NJ has poor public record information, and as such, there is not enough public record information to provide that data. It is common for our NJ appraisers to have to go to the building department to review property tax cards to determine living areas and room counts. HC is a limited scope report, and they use information that is readily available, we would rely on property info provided by client for bed and bath count and do our best to verify the info, so the information we have in our appraisal reports is sufficient for XX Purposes.	2/XX/2024: Resolved.	2/21/2024: Resolved.
ER3PLGB4FXR	XX			Credit	Credit	Active	2: Acceptable with Warnings	ER3PLGB4FXR-EPL92N3P	Purchase Contract	* Purchase Contract (Lvl 2)	The Purchase and Sales Agreement (p.107-120) between XX and XX is not signed by the seller.	80% LTC (5% leass than the maximum per guidelines)
NMZJ4VG532M	XX			Credit	Credit	Resolved	Resolved	NMZJ4VG532M-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Supplemental policy reflects hazard insurance policy should meet appraisal replacement cost or allow for insurance agent estimate and 100% replacement cost new verbiage. The loan file does not contain an appraisal that has the replacement cost, the loan file does not contain a replacement cost estimate and the evidence of insurance does not have the guaranteed replacement verbiage.			2/XX/2024: Resolved. Provided confirmation it is a replacement cost policy.	2/XX/2024: Resolved. Provided confirmation it is a replacement cost policy.
GR3GT5V1NRV	XX			Credit	Credit	Resolved	Resolved	GR3GT5V1NRV-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The final title policy reflects an insured amount of $XX. The note reflects a loan amount of $XX.		2/22/2024: Uploaded into One Drive please find the Final Title Policy with our insued coverage amount of $XX	2/XX/2024: Resolved. Provided final title policy with sufficient coverage.	2/XX/2024: Resolved. Provided final title policy with sufficient coverage.
GR3GT5V1NRV	XX			Credit	Legal Docs	Resolved	Resolved	GR3GT5V1NRV-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	The file is missing the executed carveout guaranty for XX.		2/22/2024: uploaded into One Drive please find the Lender's Instructions which cnfirms onlyXX is to sign the Carvouts Guaranty . XX are only to sign the Repayment Guaranty.	2/XX/2024: Resolved. Provided Carveout Guaranty for the third guarantor and the loan file contains the repayment Guarantys signed for the other two (p.808-833)	2/XX/2024: Resolved. Provided Carveout Guaranty for the third guarantor and the loan file contains the repayment Guarantys signed for the other two (p.808-833)
CTKY3EJG351	XX			Credit	Insurance	Resolved	Resolved	CTKY3EJG351-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The policy supplement requires renovation loans where no additional square footage is being added for improved properties are required to have a vacant hazard insurance policy with coverage equating to replacement cost as determined by the appraisal. The evidence of insurance reflects coverage amount of $XX. The appraisal reflects the cost new amount as $XX.		2/22/2024: Please note based on the age and condition of the property, management has approved the lower coverage amount of $XX. The coverage is more than $200 per sf for the main house and $75 per sf for the garage.	2/XX/2024: Resolved.	2/XX/2024: Resolved.
3W4DFZQDN0G	XX			Credit	Insurance	Active	2: Acceptable with Warnings	3W4DFZQDN0G-7V8G8MVK	HOI	* Hazard Insurance (Lvl 2)	The policy indicates Construction loans require builder’s risk insurance with coverage equating to the full rehab budget amount. The file included evidence of liability coverage and a policy for $XX, the replacement cost on the appraisal shows $XX. The total rehab budget is $XX. The file included an approved exception.	67% As Repaired LTV Seasoned Investort
KTMKEE2E0Q0	XX			Credit	Insurance	Resolved	Resolved	KTMKEE2E0Q0-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The file is missing evidence of the master insurance policy.			2/XX/2024: Resolved. Provided required document.	2/XX/2024: Resolved. Provided required document.
OJHLFZBLAFE	XX			Credit	Doc Issue	Resolved	Resolved	OJHLFZBLAFE-5MTB1GU3	Only Estimated HUD in file	* Only Estimated HUD in file (Lvl R)	The loan file contains an Estimated HUD dated 1/XX/2024 and a close date of 1/XX/2024, which is signed by borrower. The loan file does not include a Final HUD signed or stamped.			2/XX/2024: Resolved. Provided requested document.	2/XX/2024: Resolved. Provided requested document.
CP4TRF40LRO	XX			Credit	Credit	Resolved	Resolved	CP4TRF40LRO-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	Supplemental policy states bridge loans for improved properties are required to have a hazard insurance policy with coverage equating to replacement cost as determined by the appraiser or have guaranteed replacement coverage verbiage. The appraisal states the cost new is $XX The file contains a builders risk policy (p.129) with coverage of only $XX and does not have replacement cost verbiage.		2/222/2024: Uploaded into One Drive please find Management approval for the $XXBuilder's coverage. The coverage is great than the rehab budget.	2/XX/2024: Resolved. Provided management approval for coverage.	2/XX/2024: Resolved. Provided management approval for coverage.
E31MLRM3TL5	XX			Credit	Credit	Resolved	Resolved	E31MLRM3TL5-EPL92N3P	Purchase Contract	* Purchase Contract (Lvl R)	The contract of sale states there is a seller credit of $25,000 (p.139); however, the final Settlement Statement reflects a seller credit of $25,000 and then another seller credit of $XX for total seller credits of $XX. The loan file does not contain any amendments or addendum addressing the additional $XX credit.		2/22/2024: Uploaded into One Drive please find the correspondence with the escrow office confirming that the remainig credits are for transfer of rents and deposits.	2/XX/2024: Resolved. The additional credit is for rents received and deposits.	2/XX/2024: Resolved. The additional credit is for rents received and deposits.